Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,284,000.00
Previously Paid Amount	0.00
Total Fee Amount	315.42
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 315.42
Narrative - Max Aggregate Offering Price	$ 2,284,000.00
Final Prospectus	true